Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,320	$ 1,815	$ 4,390	$ 5,179	$ 6,936	$ 3,184
Proceeds from Sale of Property, Plant, and Equipment	41	137	2,132	336	589	1,117
Loss (gain) on disposal of property and equipment	4	90	(1,484)	(153)	16	(956)
Property, Plant and Equipment, Transfers and Changes					651
Impairment of property and mining equipment	0	0	0	0	95	424
Net income (loss)	$ (11,861)	$ (23,659)	$ (33,906)	$ (36,961)	(61,606)	$ (11,635)
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets					544
Net income (loss)					(544)
Impairment Charge on Reclassified Assets					$ 95
IT Infrastructure [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life					10 years
IT Infrastructure [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life					5 years